Property and equipment (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Purchase of computer equipment		$ 543	$ 2,018
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Purchase of computer equipment	$ 524	$ 524	$ 337